Vanguard® Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.0%)
	Fastenal Co.	3,725,490	192,273
	FMC Corp.	417,104	38,190
			230,463
Consumer Discretionary (14.3%)
*	Aptiv plc	1,753,471	261,215
*	Trade Desk Inc. Class A	2,813,991	197,824
*	Copart Inc.	1,380,165	191,456
*	Etsy Inc.	820,478	170,627
*	Chipotle Mexican Grill Inc.	86,504	157,223
*	Lululemon Athletica Inc.	384,726	155,699
*	Expedia Group Inc.	941,824	154,365
	Tractor Supply Co.	741,148	150,164
*	Caesars Entertainment Inc.	1,314,296	147,569
*	Peloton Interactive Inc. Class A	1,654,921	144,061
*	Ulta Beauty Inc.	352,349	127,170
*	Burlington Stores Inc.	432,514	122,648
*	Wayfair Inc. Class A	476,236	121,683
*	Hilton Worldwide Holdings Inc.	903,239	119,327
*	Take-Two Interactive Software Inc.	755,281	116,366
	Domino's Pizza Inc.	238,892	113,942
*	NVR Inc.	21,946	105,211
*	Lyft Inc. Class A	1,798,785	96,397
*	DraftKings Inc. Class A	1,830,515	88,158
*	Live Nation Entertainment Inc.	922,701	84,086
*	LKQ Corp.	1,619,181	81,477
*	Royal Caribbean Cruises Ltd.	701,669	62,413
	MGM Resorts International	1,327,544	57,283
*	Wynn Resorts Ltd.	674,795	57,189
	Rollins Inc.	1,594,856	56,346
*	Vail Resorts Inc.	130,487	43,589
*	Penn National Gaming Inc.	508,172	36,822
*	Chewy Inc. Class A	540,535	36,816
[1]	Sirius XM Holdings Inc.	5,250,536	32,028
*,1	QuantumScape Corp. Class A	1,087,145	26,678
	Warner Music Group Corp. Class A	606,092	25,904
*	Endeavor Group Holdings Inc. Class A	3,606	103
			3,341,839
Consumer Staples (1.4%)
	Church & Dwight Co. Inc.	1,591,628	131,421
	McCormick & Co. Inc. (Non-Voting)	1,615,291	130,887

		Shares	Market Value ($000)
	Lamb Weston Holdings Inc.	940,678	57,729
*	Olaplex Holdings Inc.	26,352	646
			320,683
Energy (2.9%)
	Pioneer Natural Resources Co.	1,423,221	236,980
*	Cheniere Energy Inc.	1,561,686	152,530
*	Enphase Energy Inc.	785,361	117,781
*	Plug Power Inc.	3,723,022	95,086
	Devon Energy Corp.	2,194,181	77,915
			680,292
Financials (5.7%)
	MSCI Inc.	507,671	308,836
*	SVB Financial Group	367,904	237,990
	First Republic Bank	1,158,730	223,496
	Broadridge Financial Solutions Inc.	752,996	125,479
	MarketAxess Holdings Inc.	234,004	98,443
	FactSet Research Systems Inc.	244,885	96,676
	Tradeweb Markets Inc. Class A	682,595	55,140
*	Markel Corp.	44,479	53,158
	Apollo Global Management Inc.	687,201	42,325
	Interactive Brokers Group Inc. Class A	572,547	35,693
*,1	Lucid Group Inc.	1,311,536	33,287
	SEI Investments Co.	411,678	24,412
			1,334,935
Health Care (16.8%)
*	Dexcom Inc.	627,131	342,953
*	IQVIA Holdings Inc.	1,242,032	297,516
*	Veeva Systems Inc. Class A	895,516	258,061
	ResMed Inc.	944,310	248,873
*	Centene Corp.	3,779,337	235,490
	West Pharmaceutical Services Inc.	479,534	203,581
*	IDEXX Laboratories Inc.	275,732	171,478
*	Horizon Therapeutics plc	1,464,250	160,394
*	Seagen Inc.	884,484	150,185
*	Catalent Inc.	1,104,162	146,931
*	Alnylam Pharmaceuticals Inc.	770,376	145,455
	Cerner Corp.	1,916,007	135,117
	Cooper Cos. Inc.	319,226	131,939
*	Insulet Corp.	446,445	126,893
*	Teladoc Health Inc.	929,042	117,812
	Teleflex Inc.	303,369	114,234
*	Exact Sciences Corp.	1,114,588	106,387
*	Bio-Rad Laboratories Inc. Class A	136,111	101,532
*	BioMarin Pharmaceutical Inc.	1,188,499	91,859
*	ABIOMED Inc.	279,451	90,967
*	Incyte Corp.	1,216,745	83,688
*	10X Genomics Inc. Class A	528,576	76,950
*	Charles River Laboratories International Inc.	163,332	67,402
	STERIS plc	323,319	66,048
*	Avantor Inc.	1,609,268	65,819
	PerkinElmer Inc.	363,363	62,967
*	PPD Inc.	911,126	42,632
*	Novocure Ltd.	285,540	33,171
*	Oak Street Health Inc.	702,571	29,880
*,1	GoodRx Holdings Inc. Class A	415,567	17,047
*	agilon health Inc.	253,142	6,635
			3,929,896

		Shares	Market Value ($000)
Industrials (18.0%)
	IHS Markit Ltd.	2,325,431	271,192
	Cintas Corp.	567,326	215,958
*	TransDigm Group Inc.	339,379	211,966
	Verisk Analytics Inc.	1,045,879	209,458
*	Mettler-Toledo International Inc.	149,844	206,389
	Equifax Inc.	789,756	200,140
	Old Dominion Freight Line Inc.	675,614	193,212
	AMETEK Inc.	1,498,683	185,852
*	Zebra Technologies Corp. Class A	346,160	178,418
*	Generac Holdings Inc.	409,153	167,209
	Kansas City Southern	589,638	159,580
	Xylem Inc.	1,167,825	144,437
*	Waters Corp.	397,757	142,119
*	FleetCor Technologies Inc.	535,443	139,895
	TransUnion	1,241,309	139,411
	Vulcan Materials Co.	817,028	138,208
	Martin Marietta Materials Inc.	404,332	138,152
*	Trimble Inc.	1,631,006	134,150
	Expeditors International of Washington Inc.	1,101,245	131,191
*	Teledyne Technologies Inc.	302,108	129,780
	Westinghouse Air Brake Technologies Corp.	1,164,075	100,355
	Ball Corp.	1,058,555	95,238
	JB Hunt Transport Services Inc.	545,514	91,221
	Masco Corp.	1,602,163	89,000
*	Affirm Holdings Inc. Class A	717,463	85,471
*	Bill.com Holdings Inc.	311,577	83,175
	HEICO Corp. Class A	473,593	56,088
	Cognex Corp.	543,970	43,637
	Fortune Brands Home & Security Inc.	446,789	39,952
	Jack Henry & Associates Inc.	239,941	39,365
	HEICO Corp.	280,945	37,048
*,1	Marqeta Inc. Class A	410,718	9,085
			4,206,352
Real Estate (6.5%)
	Digital Realty Trust Inc.	1,831,792	264,602
	SBA Communications Corp.	710,129	234,747
*	CoStar Group Inc.	2,560,127	220,325
	Extra Space Storage Inc.	867,345	145,705
	Invitation Homes Inc.	3,736,776	143,231
	Sun Communities Inc.	751,289	139,064
*	Zillow Group Inc. Class C	1,084,750	95,610
	Alexandria Real Estate Equities Inc.	493,810	94,352
	Realty Income Corp.	1,262,036	81,856
*	Opendoor Technologies Inc.	3,135,487	64,372
*	Zillow Group Inc. Class A	278,669	24,684
			1,508,548
Technology (30.3%)
	Marvell Technology Inc.	5,312,038	320,369
*	Synopsys Inc.	988,529	295,975
*	Palo Alto Networks Inc.	599,727	287,269
	Amphenol Corp. Class A	3,877,447	283,945
	Microchip Technology Inc.	1,776,342	272,651
*	Cadence Design Systems Inc.	1,794,100	271,698
*	Match Group Inc.	1,704,592	267,604
*	Fortinet Inc.	899,850	262,792
	Xilinx Inc.	1,604,105	242,204

		Shares	Market Value ($000)
*	Okta Inc.	929,872	220,696
*	Datadog Inc. Class A	1,476,277	208,672
*	EPAM Systems Inc.	348,725	198,941
*	HubSpot Inc.	289,456	195,698
*	ANSYS Inc.	565,575	192,550
*	MongoDB Inc.	397,781	187,558
	Skyworks Solutions Inc.	1,070,479	176,394
*	Cloudflare Inc. Class A	1,536,843	173,125
	KLA Corp.	495,025	165,591
*	Paycom Software Inc.	331,106	164,146
*	Gartner Inc.	515,100	156,529
*	DocuSign Inc.	599,895	154,431
*	Splunk Inc.	1,062,529	153,759
*	Twitter Inc.	2,456,933	148,374
	Monolithic Power Systems Inc.	282,773	137,054
*	Zscaler Inc.	488,378	128,062
*	Unity Software Inc.	1,007,218	127,161
*	VeriSign Inc.	616,393	126,367
*	Palantir Technologies Inc. Class A	5,140,594	123,580
*	Tyler Technologies Inc.	264,748	121,427
	Teradyne Inc.	1,069,369	116,743
*	RingCentral Inc. Class A	527,693	114,773
*	Akamai Technologies Inc.	1,055,466	110,391
*	Coupa Software Inc.	476,599	104,461
	SS&C Technologies Holdings Inc.	1,406,388	97,603
*	Pinterest Inc. Class A	1,799,358	91,677
	Bentley Systems Inc. Class B	1,312,950	79,617
*	GoDaddy Inc. Class A	1,094,370	76,278
*	ZoomInfo Technologies Inc. Class A	1,178,482	72,111
*	Black Knight Inc.	964,528	69,446
*	IAC/InterActiveCorp	513,860	66,951
*	ON Semiconductor Corp.	1,395,381	63,867
*	Dropbox Inc. Class A	1,941,721	56,737
*	Zendesk Inc.	388,921	45,266
	Citrix Systems Inc.	402,532	43,220
*	IPG Photonics Corp.	225,411	35,705
*	Bumble Inc. Class A	543,453	27,162
*,1	AppLovin Corp. Class A	218,233	15,794
*	Qualtrics International Inc. Class A	266,914	11,408
*	Toast Inc. Class A	140,940	7,040
			7,070,872
Telecommunications (2.1%)
*	Liberty Broadband Corp. Class C	940,881	162,490
*	Arista Networks Inc.	372,957	128,163
*	Roku Inc.	377,274	118,219
*	Altice USA Inc. Class A	1,406,580	29,144
*	Liberty Broadband Corp. Class A	154,505	26,011
	Ubiquiti Inc.	40,742	12,169
			476,196
Utilities (0.9%)
	Waste Connections Inc.	1,688,680	212,655
Total Common Stocks (Cost $14,819,049)			23,312,731

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund (Cost $107,300)	0.068%	1,073,016	107,302
Total Investments (100.4%) (Cost $14,926,349)				23,420,033
Other Assets and Liabilities—Net (-0.4%)				(82,582)
Net Assets (100%)				23,337,451
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $77,238,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $82,930,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	72	15,472	(390)
E-mini S&P Mid-Cap 400 Index	December 2021	55	14,483	(252)
				(642)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.